INCOME TAXES - Earnings, Provision and Deferred Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Federal statutory rate (as a percent)		35.00%	35.00%	35.00%
Provisional tax benefit for the impact of the Tax Reform Act		$ 53
Remeasurement of net deferred tax liabilities		65
Transition Tax		12
Earnings from continuing operations before income taxes and noncontrolling interest
U.S.		173	$ 315	$ 92
Foreign		30	17	25
Earnings before income taxes and noncontrolling interests		203	332	117
Current income tax provision
Federal		27	31	29
State		3	7	5
Foreign		20	11	4
Current income tax provision		50	49	38
Deferred income tax provision (benefit)
Federal		(45)	22	1
State		7	1	1
Foreign		14	(12)	1
Deferred income tax provision		(24)	11	3
Income tax provision		26	60	41
Net excess tax benefits associated with stock-based awards		2	2	$ 2
Deferred tax assets:
Deferred revenue		17	36
Inventory		5	48
Provision for accrued expenses		19	25
Non-cash compensation		8	10
Net operating loss and tax credit carryforwards		38	45
Other		6	9
Total deferred tax assets		93	173
Less valuation allowance		(47)	(36)
Net deferred tax assets		46	137
Deferred tax liabilities:
Intangible and other assets		(125)	(192)
Deferred membership costs		(3)	(6)
Property and equipment		(17)	(8)
Investments in unconsolidated entities		(4)	(5)
Installment sales of vacation ownership interest		(15)	(65)
Other		(15)	(17)
Total deferred tax liabilities		(179)	(293)
Net deferred tax liability		$ (133)	$ (156)
Forecast
Federal statutory rate (as a percent)	21.00%